Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 3,628	$ 1,291
Certificate of deposit	12,112
Accounts receivable	962	60
Deferred compensation		20
Prepaids and other current assets	633	22
Total current assets	17,335	1,393
Property and equipment:
Equipment	1,692	1,531
Leasehold improvements	547	547
Accumulated depreciation	(1,021)	(609)
Property and equipment, net	1,218	1,469
Intangible assets	4	7
Right of use asset - operating	836	962
Other assets	13	13
Total assets	19,406	3,844
Current liabilities:
Accounts payable	361	317
Accrued expenses and other current liabilities	206	181
Lease liability - operating, current portion	138	129
Total current liabilities	705	627
Lease liability - operating, long-term portion	803	941
Total liabilities	1,508	1,568
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value: 10,000,000 authorized, and none issued and outstanding at June 30, 2025 and 2024
Common stock, $0.0001 par value: 50,000,000 shares authorized as of June 30, 2025 and 2024, and 15,864,360 and 12,178,424 shares issued and outstanding as of June 30, 2025 and 2024, respectively	2	1
Additional paid-in capital	34,542	15,899
Accumulated deficit	(16,646)	(13,624)
Total stockholders’ equity	17,898	2,276
Total liabilities and stockholders’ equity	$ 19,406	$ 3,844